DBX ETF Trust | 1
Schedule of Investments
Xtrackers California Municipal Bond ETF
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 98.5%
California — 98.5%
Allan Hancock Joint Community
College District
Series 2006-C, 0.00% -
5.60%, 8/1/47 (a)
160,000 119,008
Anaheim Public Financing
Authority
Series C, Zero Coupon, 9/1/30
50,000 41,814
Series C, Zero Coupon, 9/1/32
150,000 116,451
Series C, Zero Coupon, 9/1/33
160,000 119,427
Bay Area Toll Authority
Series S-7, 4.00%, 4/1/34
100,000 101,750
Series F-2, 5.00%, 4/1/42
100,000 110,298
Series F-2, 5.00%, 4/1/43
100,000 109,747
Bay Area Toll Authority, Highway
Revenue Tolls,
Series S-7, 3.25%, 4/1/36
25,000 24,228
Series F-1, 5.00%, 4/1/56
70,000 73,767
California Community Choice
Financing Authority
Series B-1, 4.00%, 2/1/52
250,000 252,402
Series A, 5.00%, 7/1/53
300,000 318,431
Series E-1, 5.00%, 2/1/54
100,000 106,930
Series D, 5.50%, 5/1/54
250,000 265,440
Series G-1, 5.25%, 11/1/54
100,000 106,284
Series F, 5.00%, 2/1/55
300,000 326,041
Series C, 5.00%, 8/1/55
100,000 107,488
Series H, 5.00%, 1/1/56
200,000 220,360
California Educational Facilities
Authority
Series V-3, 5.00%, 6/1/33
25,000 29,710
Series U-1, 5.25%, 4/1/40
235,000 299,199
Series U-7, 5.00%, 6/1/46
120,000 142,420
Series 2016, 5.00%, 10/1/49
75,000 77,094
California Enterprise
Development Authority
Series A, 5.50%, 11/1/59
50,000 56,368
California Health Facilities
Financing Authority
Series A, 5.00%, 11/15/30
50,000 50,744
Series A, 5.00%, 11/15/32
75,000 79,183
Series A, 5.00%, 11/15/33
55,000 58,055
Series A, 4.00%, 4/1/38
100,000 100,789
Series B, 3.25%, 8/15/39
145,000 140,733
Series B, 4.00%, 8/15/39
100,000 100,401
Series A, 5.00%, 10/1/39
25,000 25,998
Series C, 5.00%, 6/1/41
75,000 82,037
Series A, 5.00%, 11/15/41
75,000 76,294
Series A-2, 4.00%, 11/1/44
25,000 24,685
Series A, 5.00%, 11/15/46
100,000 101,725
Series A-2, 5.00%, 11/1/47
100,000 115,715
Series A, 4.00%, 8/15/48
100,000 100,980
Principal
Amount $ Value $
Series A, 4.00%, 11/15/48
70,000 68,044
Series A, 5.00%, 11/15/48
60,000 61,465
Series A, 4.00%, 6/1/50
50,000 46,877
Series A, 4.00%, 8/15/50
100,000 98,704
California Infrastructure &
Economic Development Bank
Series A, 5.00%, 7/1/29
80,000 85,081
Series A, 5.00%, 7/1/33
125,000 134,019
Series A, 4.00%, 11/1/45
50,000 49,480
Series A, 4.00%, 7/1/50
180,000 173,804
California Municipal Finance
Authority
Series A, 5.00%, 9/1/49
35,000 38,227
California Public Finance
Authority
Series A, 4.00%, 8/1/47
50,000 49,147
California School Facilities
Financing Authority
Series A, Zero Coupon, 8/1/49
300,000 84,866
California State Public Works
Board
Series F, 5.00%, 5/1/25
100,000 100,375
Series A, 5.00%, 8/1/34
30,000 33,699
Series B, 4.00%, 5/1/46
170,000 170,750
Series A, 4.00%, 11/1/46
225,000 226,064
California State University
Series A, 5.00%, 11/1/27
25,000 25,693
Series A, 5.00%, 11/1/29
40,000 42,070
Series A, 5.00%, 11/1/30
50,000 51,334
Series A, 5.00%, 11/1/32
105,000 107,728
Series A, 5.00%, 11/1/32
60,000 62,888
Series A, 5.00%, 11/1/34
30,000 31,379
Series A, 5.00%, 11/1/43
165,000 165,941
California Statewide
Communities Development
Authority
Series 2004-L, 5.00%, 4/1/38
155,000 169,542
Series A, 4.00%, 7/1/48
25,000 24,577
Series A, 3.00%, 4/1/50
50,000 37,234
Series A, 4.00%, 8/15/51
50,000 46,851
Centinela Valley Union High
School District
Series B, 4.00%, 8/1/50
30,000 30,001
Chino Valley Unified School
District
Series 2020-B, 5.00%, 8/1/55
100,000 105,146
City of Irvine CA
4.00%, 9/1/58
75,000 73,704
City of Los Angeles CA
Wastewater System Revenue
Series C, 5.00%, 6/1/28
100,000 107,944
City of Los Angeles Department
of Airports
Series D, 4.00%, 5/15/48
100,000 98,111

2 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
Series A, 5.00%, 5/15/49
300,000 312,485
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 5.00%, 5/15/36
30,000 32,893
Series A, 5.00%, 5/15/37
30,000 32,826
City of San Francisco CA Public
Utilities Commission Water
Revenue
Series C, 5.00%, 11/1/25
210,000 210,818
Series C, 5.00%, 11/1/31
20,000 23,158
Coast Community College
District
5.00%, 8/1/31
65,000 65,715
Coronado Community
Development Agency
Successor Agency
Series A, 5.00%, 9/1/33
55,000 55,550
County of Sacramento CA
Airport System Revenue
Series A, 5.00%, 7/1/41
60,000 61,290
Desert Community College
District
Series A-1, 4.00%, 8/1/51
100,000 99,243
East Bay Municipal Utility
District Water System
Revenue
Series B, 5.00%, 6/1/28
25,000 26,417
Series B, 5.00%, 6/1/30
50,000 52,782
Series B, 5.00%, 6/1/31
50,000 52,738
Folsom Cordova Unified School
District
Series D, 4.00%, 10/1/44
100,000 100,063
Golden State Tobacco
Securitization Corp.
Series A, 5.00%, 6/1/40
50,000 50,294
Series A, 5.00%, 6/1/45
85,000 85,500
Hartnell Community College
District
Series 2002-D, 7.00%, 8/1/34
100,000 109,872
Hayward Area Recreation & Park
District
Series A, 4.00%, 8/1/46
30,000 30,064
Hayward Unified School District
4.00%, 8/1/42
50,000 50,072
4.00%, 8/1/43
300,000 300,027
Long Beach Bond Finance
Authority
Series A, 5.50%, 11/15/30
100,000 109,215
Los Angeles County Facilities,
Inc.
Series A, 4.00%, 12/1/48
130,000 129,263
Los Angeles County
Metropolitan Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31
50,000 57,390
Principal
Amount $ Value $
Series A, 5.00%, 6/1/33
30,000 34,201
Series A, 5.00%, 6/1/34
30,000 33,381
Series B, 5.00%, 7/1/34
25,000 26,765
Series B, 5.00%, 7/1/35
50,000 53,433
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax Revenue
Series A, 5.00%, 6/1/33
110,000 115,130
Los Angeles County Public
Works Financing Authority
Series D, 4.00%, 12/1/40
60,000 60,048
Los Angeles Department of
Water & Power
Series B, 5.00%, 7/1/26
150,000 153,140
Series D, 5.00%, 7/1/26
100,000 102,044
Series A, 5.00%, 7/1/29
45,000 48,667
Series B, 5.00%, 7/1/33
150,000 159,625
Series A, 5.00%, 7/1/34
110,000 113,030
Series B, 5.00%, 7/1/51
20,000 20,827
Series B, 5.25%, 7/1/53
25,000 26,686
Los Angeles Department of
Water & Power Power System
Revenue, Electric, Power &
Light Revenue,
Series D, 5.00%, 7/1/44
20,000 20,701
Los Angeles Department of
Water & Power Water System
Revenue
Series B, 5.00%, 7/1/47
30,000 31,568
Series A, 5.00%, 7/1/49
200,000 211,387
Series D, 5.00%, 7/1/52
50,000 52,474
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series B, 5.00%, 7/1/45
75,000 78,216
Series B, 5.00%, 7/1/51
45,000 46,731
Los Angeles Unified School
District
Series A, 5.00%, 7/1/27
60,000 63,491
Series B, 2.00%, 7/1/29
95,000 89,243
Series B-1, 5.00%, 7/1/29
25,000 26,642
Series A, 5.00%, 7/1/30
55,000 60,358
Series B, 5.00%, 7/1/30
100,000 103,038
Series C, 5.00%, 7/1/30
50,000 56,239
Series C, 3.00%, 7/1/35
20,000 19,210
Series B-1, 5.00%, 7/1/36
35,000 36,774
Series QRR, 5.00%, 7/1/37
50,000 58,458
Series B-1, 5.25%, 7/1/42
25,000 26,151
Series M-1, 5.25%, 7/1/42
15,000 15,691
Series RYQ, 4.00%, 7/1/44
75,000 75,545
Marin Healthcare District
Series 2021, 4.00%, 8/1/45
165,000 165,002

DBX ETF Trust | 3
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
Metropolitan Water District of
Southern California
Series A, 2.50%, 7/1/25
30,000 29,945
Series A, 5.00%, 7/1/27
40,000 42,421
Series A, 5.00%, 7/1/27
75,000 79,539
Series C, 5.00%, 10/1/27
40,000 42,718
Series A, 5.00%, 7/1/34
95,000 103,132
Series A, 5.00%, 10/1/49
30,000 31,562
Series A, 5.00%, 10/1/51
20,000 21,399
Mount San Antonio Community
College District
Series A, 0.00% - 6.25%,
8/1/43 (a)
100,000 99,466
M-S-R Energy Authority
Series C, 6.50%, 11/1/39
60,000 75,726
Municipal Improvement Corp. of
Los Angeles
Series B, 5.00%, 11/1/27
25,000 25,959
Series B, 5.00%, 11/1/29
30,000 31,047
Napa Valley Unified School
District
Series C, 4.00%, 8/1/44
70,000 69,653
Northern California Sanitation
Agencies Financing Authority
Series 2021, 3.00%, 12/1/34
25,000 24,778
Series A, 5.00%, 12/1/45
55,000 59,036
Ontario International Airport
Authority
Series A, 4.00%, 5/15/51
190,000 185,858
Palomar Community College
District
Series 2006-C, 5.00%, 8/1/44
70,000 70,703
Series 2006-D, 4.00%, 8/1/46
15,000 14,961
Perris Union High School District
Series A, 4.00%, 9/1/48
50,000 49,721
Rancho Santiago Community
College District
Series 2002-C, Zero Coupon,
9/1/30
60,000 50,612
Regents of The University of
California Medical Center
Pooled Revenue
Series L, 5.00%, 5/15/35
25,000 25,580
Series L, 5.00%, 5/15/41
75,000 76,329
Series L, 3.00%, 5/15/42
255,000 227,997
Series P, 5.00%, 5/15/47
175,000 188,278
Series P, 4.00%, 5/15/53
25,000 24,478
River Islands Public Financing
Authority
Series A-1, 5.25%, 9/1/52
50,000 53,387
Riverside County Transportation
Commission Sales Tax
Revenue
Series B, 5.00%, 6/1/35
120,000 126,173
Principal
Amount $ Value $
Sacramento City Financing
Authority
Series E, 5.25%, 12/1/30
100,000 110,870
Sacramento City Unified School
District
Series G, 4.00%, 8/1/49
30,000 29,707
Sacramento Municipal Utility
District
Series G, 5.00%, 8/15/39
50,000 54,052
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
50,000 52,890
Sacramento Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 10/1/33
60,000 71,189
San Bernardino Community
College District
Series A, 4.00%, 8/1/49
45,000 46,721
San Diego Community College
District
5.00%, 8/1/31
100,000 103,657
San Diego County Regional
Airport Authority
Series A, 5.00%, 7/1/44
35,000 36,922
Series A, 5.00%, 7/1/46
75,000 80,724
San Diego County Regional
Transportation Commission
Series A, 5.00%, 4/1/35
15,000 17,572
San Diego County Water
Authority
Series S-1, 5.00%, 5/1/28
100,000 107,428
San Diego Public Facilities
Financing Authority
Series A, 5.00%, 5/15/27
50,000 51,444
Series A, 5.00%, 5/15/28
20,000 20,575
Series B, 5.00%, 8/1/28
35,000 36,151
San Diego Unified School
District
Series 2012-I, 4.00%, 7/1/47
100,000 99,506
Series C, 0.00% - 6.63%,
7/1/48 (a)
85,000 81,835
Series L, 4.00%, 7/1/49
30,000 29,803
Series 2018 G-3, 4.00%,
7/1/53
200,000 198,044
San Francisco Bay Area Rapid
Transit District
Series 2004 F-1, 3.00%,
8/1/38
75,000 69,777
Series C-1, 4.00%, 8/1/45
35,000 35,091
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series E, 5.00%, 5/1/48
25,000 25,947

4 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
San Francisco City & County
Airport Comm-San Francisco
International Airport
Series D, 5.00%, 5/1/36
40,000 43,443
San Francisco City & County
Public Utilities Commission
Wastewater Revenue
Series A, 5.00%, 10/1/27
50,000 53,362
Series A, 5.00%, 10/1/46
85,000 91,975
San Francisco Community
College District
Series B, 5.25%, 6/15/49
100,000 110,309
San Francisco Municipal
Transportation Agency
Series 2017, 4.00%, 3/1/46
130,000 129,489
San Joaquin Hills Transportation
Corridor Agency
Zero Coupon, 1/1/28
55,000 51,024
Series A, 5.00%, 1/15/33
40,000 44,557
San Jose Redevelopment
Agency Successor Agency
Series A, 5.00%, 8/1/35
45,000 47,169
San Marcos Unified School
District
Series B, Zero Coupon, 8/1/47
300,000 111,033
San Mateo County Community
College District
Series A, 5.00%, 9/1/45
65,000 65,784
San Mateo Foster City Public
Financing Authority
Series B, 5.00%, 8/1/25
100,000 101,004
San Mateo Union High School
District
Series 2010, 0.00% - 6.70%,
9/1/41 (a)
130,000 139,299
Santa Clara Unified School
District
Series 2017, 3.50%, 7/1/42
130,000 123,657
Santa Clara Valley
Transportation Authority
Series A, 5.00%, 4/1/26
50,000 51,426
Santa Clara Valley Water District
Series 2023C-1, 4.00%, 6/1/26
50,000 50,893
Southern California Public
Power Authority
5.00%, 7/1/36
95,000 107,101
Series 2023-A1, 5.00%, 7/1/48
20,000 21,161
State of California
Series B, 5.00%, 8/1/25
125,000 126,273
5.00%, 10/1/25
100,000 101,442
5.00%, 12/1/25
50,000 50,933
5.00%, 8/1/26
110,000 113,937
5.00%, 8/1/26
100,000 100,908
Series B, 5.00%, 8/1/26
110,000 113,937
4.00%, 9/1/26
50,000 51,167
Principal
Amount $ Value $
5.00%, 10/1/26
50,000 52,009
5.00%, 12/1/26
110,000 114,887
5.00%, 8/1/27
100,000 103,322
5.00%, 10/1/27
30,000 31,771
5.00%, 11/1/27
115,000 121,994
5.00%, 11/1/27
50,000 53,041
5.00%, 11/1/27
50,000 53,041
5.00%, 8/1/28
90,000 94,768
5.00%, 9/1/28
110,000 113,676
Series B, 5.00%, 10/1/28
100,000 107,987
5.00%, 12/1/28
45,000 48,743
Series C, 5.00%, 8/1/29
200,000 206,165
5.00%, 11/1/29
25,000 26,431
5.00%, 8/1/30
55,000 57,830
5.00%, 11/1/30
35,000 39,227
5.00%, 11/1/30
30,000 31,690
5.00%, 4/1/31
40,000 45,144
5.00%, 4/1/32
50,000 57,164
5.25%, 8/1/32
100,000 115,313
2.50%, 9/1/32
125,000 116,835
5.00%, 9/1/32
30,000 33,930
5.00%, 11/1/32
30,000 33,448
Series B, 5.00%, 11/1/32
30,000 33,448
Series C, 3.375%, 9/1/33
50,000 49,549
5.00%, 3/1/34
55,000 60,462
5.00%, 12/1/34
50,000 55,542
3.00%, 9/1/35
200,000 191,839
3.00%, 10/1/35
95,000 94,093
4.00%, 10/1/35
50,000 52,626
5.00%, 10/1/35
100,000 102,085
4.00%, 11/1/35
130,000 136,370
5.00%, 12/1/35
70,000 77,561
4.00%, 3/1/36
80,000 83,209
3.00%, 9/1/36
50,000 47,075
4.00%, 9/1/36
100,000 100,678
3.00%, 10/1/36
25,000 24,508
5.00%, 10/1/36
50,000 57,261
Series B, 5.00%, 11/1/36
30,000 33,136
4.00%, 3/1/37
50,000 51,892
5.00%, 4/1/37
40,000 43,114
5.00%, 9/1/37
150,000 173,756
5.00%, 9/1/41
100,000 110,121
4.00%, 4/1/42
200,000 203,915
Series C, 5.00%, 11/1/42
100,000 110,900
3.00%, 12/1/43
25,000 21,722
5.00%, 10/1/45
350,000 384,827
5.25%, 10/1/45
25,000 27,960
4.00%, 11/1/45
85,000 84,941
4.00%, 3/1/46
30,000 30,178
3.00%, 11/1/50
100,000 80,330

DBX ETF Trust | 5
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Principal
Amount $ Value $
State of California Department
of Water Resources
Series BB, 5.00%, 12/1/26
130,000 135,912
Series AX, 5.00%, 12/1/27
45,000 48,182
Series BB, 5.00%, 12/1/33
25,000 28,260
Sweetwater Union High School
District
4.00%, 8/1/42
100,000 100,132
University of California
Series BN, 5.00%, 5/15/25
45,000 45,221
Series I, 5.00%, 5/15/26
25,000 25,119
Series AY, 5.00%, 5/15/28
70,000 73,681
Series BQ, 5.00%, 5/15/29
25,000 27,442
Series AY, 5.00%, 5/15/30
25,000 26,280
Series BQ, 5.00%, 5/15/31
30,000 34,079
Series BQ, 5.00%, 5/15/33
25,000 29,170
Series BQ, 5.00%, 5/15/35
40,000 46,284
Series M, 5.00%, 5/15/35
75,000 78,365
Series AY, 5.00%, 5/15/36
50,000 52,170
Series BE, 5.00%, 5/15/36
170,000 186,884
Series BE, 5.00%, 5/15/42
25,000 26,871
Series BN, 5.00%, 5/15/42
30,000 33,372
Series BS, 5.00%, 5/15/43
25,000 27,911
Series K, 4.00%, 5/15/46
50,000 49,518
Series Q, 5.00%, 5/15/46
15,000 16,167
Series M, 4.00%, 5/15/47
100,000 98,914
Series AZ, 5.00%, 5/15/48
100,000 103,618
Series Q, 3.00%, 5/15/51
50,000 40,427
5.00%, 5/15/52
100,000 107,639
Principal
Amount $ Value $
Ventura County Community
College District
3.125%, 8/1/31
100,000 100,015
Ventura Unified School District
Series A, 4.00%, 8/1/52
50,000 49,445
West Contra Costa Unified
School District
Series B, 5.00%, 8/1/49
100,000 108,777
William S Hart Union High
School District
Series C, 3.50%, 8/1/38
75,000 74,254
Yosemite Community College
District
5.00%, 8/1/30
35,000 35,359
5.00%, 8/1/32
65,000 65,666
(Cost $22,379,208)
22,262,606
TOTAL MUNICIPAL BONDS
(Cost $22,379,208)
22,262,606
Number
of Shares
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $101,591)
101,591
101,591
TOTAL INVESTMENTS — 98.9%
(Cost $22,480,799)
22,364,197
Other assets and liabilities,
net — 1.1%
244,419
NET ASSETS — 100.0%
22,608,616
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
419,583 2,199,597 (2,517,589) — — 15,824 — 101,591 101,591
(a) Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CA-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 22,262,606 $ — $ 22,262,606
Short-Term Investments (a)
101,591 — — 101,591
TOTAL
$ 101,591 $ 22,262,606 $ — $ 22,364,197
(a)
See Schedule of Investments for additional detailed categorizations.